STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
The Company has stock incentive plans for directors, executives and eligible employees. Stock incentive awards include RSUs and PSUs. The Company issues new shares of common stock to satisfy option exercises and vesting under all of its stock incentive awards. Prior to 2012, the Company also granted options to purchase shares of stock with exercise prices not less than fair market value of the underlying stock at the date of grant. At December 31, 2022, 22,721,107 shares were authorized for future stock incentive plan awards.
Restricted Stock Units
The Company grants RSUs to directors, executives and eligible employees. Awards are determined as a target percentage of base salary and, for eligible employees, are subject to a personal performance factor. For all RSU grants issued prior to February 2018, RSU awards vest on a straight-line basis over periods of three years or more, unless the employee becomes retirement eligible prior to the vesting date. If an employee becomes retirement eligible and retires prior to the vesting date, the remaining awards vest on a pro rata basis at the retirement date. Starting with the February 2018 grant, if the employee becomes retirement eligible at any point during the vesting period, the entire award is considered earned after the later of the one year service period from the grant date or the retirement eligible date. Prior to vesting, holders of RSUs do not have the right to vote the underlying shares; however, directors, executives and eligible employees accrue dividend equivalents on their RSUs, which are paid at the time the RSUs vest. The accrued dividend equivalents are not paid if RSUs are forfeited. The RSUs are subject to forfeiture risk and other restrictions. Upon vesting, the employee is entitled to receive one share of the Company’s common stock for each restricted stock unit.
Performance Stock Units
The Company grants PSUs to eligible executives that vest after a three year performance period based on the Company's total shareholder return compared to the return of a peer group. The grant date fair value of the awards are amortized on a straight-line basis over the required performance period.
The grant date fair value of the market conditions for each PSU granted in 2022, 2021 or 2020 was determined using a Monte Carlo valuation model, which requires the input of the following subjective assumptions:

	Year Ended December 31,
	2022	2021	2020
Risk-free interest rate	1.61%	0.22%	1.21%
Volatility range	31.78% - 81.77%	31.41% - 76.72%	24.71% - 43.91%
Weighted-average volatility	54.89%	53.05%	35.38%
Expected term (years)	3	3	3
Weighted-average fair market value	$77.00	$65.41	$59.24
The risk-free interest rates are based on a U.S. Treasury yield curve in effect at the time of grant. Expected volatility is based on historical volatility of the Company's stock as well as the stock of the peer group for the three-year performance period.
Goldcorp Employee Stock Options
In connection with Newmont's acquisition of Goldcorp in 2019, the Company exchanged 3.6 million outstanding Goldcorp options for 1.2 million Newmont options with the right to exercise each Newmont option for one share of Newmont common stock. At December 31, 2021, there were 313,855 options outstanding and exercisable with a weighted average exercise price of $56.61. During 2022, 254,125 options were exercised with a weighted average exercise price of $58.25. During 2022, 12,683 options expired with a weighted average exercise price of $61.97. At December 31, 2022, there were 47,047 options outstanding and exercisable, at a weighted average exercise price of $46.33 and a weighted average remaining contractual life of 0.2 years.
Stock-Based Compensation Activity
A summary of the status and activity of non-vested RSUs and PSUs for the year ended December 31, 2022 is as follows:

	RSU		PSU
	Number of Units	Weighted Average Grant-Date Fair Value	Number of Units	Weighted Average Grant-Date Fair Value
Non-vested at beginning of year	1,791,994	$51.06	1,343,953	$55.91
Granted	1,061,330	$60.88	772,062	$64.06
Vested	(981,184)	$47.76	(705,160)	$42.34
Forfeited	(172,404)	$61.27	(209,099)	$67.78
Non-vested at end of year	1,699,736	$58.07	1,201,756	$67.05
The total intrinsic value and fair value of RSUs that vested in 2022, 2021 and 2020 was $62, $72 and $81, respectively. The total intrinsic value and fair value of PSUs that vested in 2022, 2021 and 2020 was $47, $21 and $42, respectively.
Cash flows resulting from excess tax benefits are classified as part of cash flows from operating activities. Excess tax benefits are realized tax benefits from tax deductions for vested RSUs, settled PSUs, and exercised options in excess of the deferred tax asset attributable to stock compensation costs for such equity awards. The Company recorded $5, $3 and $1 in excess tax benefits for the years ended December 31, 2022, 2021 and 2020, respectively.
At December 31, 2022, there was $52 and $31 of unrecognized compensation costs related to the unvested RSUs and PSUs, respectively. This cost is expected to be recognized over a weighted average period of approximately 2 years.
The Company recognized stock-based compensation as follows:

	Year Ended December 31,
	2022	2021	2020
Stock-based compensation:
Restricted stock units	$49	$47	$51
Performance leveraged stock units	24	25	21
Other (1)	3	—	12
Total	$76	$72	$84
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(1)For the year ended December 31, 2022, other includes the Company's proportionate share of NGM stock compensation. For the year ended December 31, 2020, other includes Goldcorp phantom restricted share units and Goldcorp performance share units. These awards have a cash settlement provision. The Company recognizes the liability and expense for these awards ratably over the requisite service period giving effect to the adjusted fair value at the end of each reporting period.